Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment shares	Dec. 31, 2019 USD ($) shares
Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding | shares	24,816		24,816		21,458	15,181
Deferred tax assets					$ 23,805,000	$ 9,735,000
Accounts receivable,Allowance for doubtful accounts	$ 104,000		$ 104,000		131,000	0
Provision for doubtful accounts					512,000
Writeoffs of accounts receivable	0	$ 0	$ 0	$ 0	$ 381,000
Concentration risk percentage			10.00%		10.00%
Percentage of ownership interest held by limited partners in the investment fund of an investor			29.00%		32.00%
Goodwill impairment					$ 0
Impairment of long lived assets					0	0
Warranty expense	80,000	164,000	$ 388,000	225,000
Warranty allowance related to the cost of repairs for identified deficiency	528,000		$ 528,000		$ 3,166,000
Revenue performance obligation description of payment terms			Payments are received by the Company by credit card, check or automated clearing house (“ACH”) payments and payment terms are determined by individual contracts and generally range from due upon receipt to net 30 days.		Payments are received by the Company by credit card, check or automated clearing house (“ACH”) payments and payment terms are determined by individual contracts and range from due upon receipt to net 30 days.
Contract costs amortization period					4 years
Research and development expense	4,083,000	2,134,000	$ 7,176,000	4,004,000	$ 9,406,000	7,731,000
Advertising expense	244,000	163,000	400,000	364,000	663,000	712,000
Valuation allowance	23,731,000		23,731,000		18,832,000	9,551,000
Assets	141,257,000		$ 141,257,000		$ 103,849,000	47,455,000
Number of operating segment | segment			1		1
Warranty allowance	792,000		$ 792,000		$ 3,336,000	0
Number of reportable segments | segment			1		1
UNITED STATES
Accounting Policies [Line Items]
Assets	7,041,000		$ 7,041,000		$ 7,941,000	0
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Provision for doubtful accounts	$ (42,000)	$ 0	$ (27,000)	$ 0
Repair and maintenance expense					18,000	10,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Warranty expense					3,694,000	$ 83,000
Fifth Wall Acquisition Corp [Member]
Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding | shares	32,738,037		32,738,037
Unrecognized tax benefits	$ 0		$ 0		0
Unrecognized tax benefits accrued for interest and penalties					0
Federal depository insurance coverage amount	250,000		250,000
Deferred tax assets	686,000		686,000		1,000
Assets	$ 347,025,070		$ 347,025,070		$ 153,990